OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid taxes - net of current portion (Note 28a)	Rp 2,473		Rp 2,195
Claims for tax refund - net of current portion (Note 28b)	1,523		669
Prepaid expenses	1,432		1,056
Prepaid radio frequency license fees - net of current portion (Note 33c.i)	1,201		1,594
Advances	734		205
Security deposits	274		234
Others (each below Rp100 billion)	236		255
Total	Rp 7,873	$ 472	Rp 6,208	Rp 5,433